Consolidated Balance Sheets $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Current assets
Cash	$ 43,129	$ 6,844
Amounts receivable	2,679	2,036
Prepaid expenses and other	3,464	1,318
Inventories	82,173	11,730
Total current assets	131,445	21,928
Restricted cash	0	83,878
Financing costs	0	1,902
Derivative assets	963	0
Property, plant and equipment	662,658	676,053
Total assets	795,066	783,761
Current liabilities
Accounts payable and accrued liabilities	34,615	16,153
Derivative liabilities	0	2,912
Current portion of loan facility	0	33,287
Total current liabilities	34,615	52,352
Loan facility	0	392,616
Secured notes payable	396,509	0
Derivative liabilities	0	97
Decommissioning and restoration liability	29,200	24,266
Shareholders' equity:
Share capital	475,624	472,995
Share-based payments reserve	5,549	5,018
Deficit	(146,431)	(163,583)
Total shareholders' equity	334,742	314,430
Total liabilities and shareholders' equity	$ 795,066	$ 783,761